Document and Entity Information	May 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2024
Entity Registrant Name	Fidelity Private Credit Fund
Entity Central Index Key	0001920453
Entity File Number	814-01571
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	88-6585799
Entity Address Address Line1	245 Summer Street
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02210
City Area Code	617
Local Phone Number	563-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false